Condensed Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Cash flow hedges - derivative value net loss recognized in net income, tax expense	$ 1	$ 1	$ 1
Defined benefit pension plans- net tax benefit	$ 4		$ 4